Income Taxes - Summary of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 128,756	¥ 91,710
Deductible temporary difference related to accruals and other payables	24,954	26,851
Tax losses carried forward	163,998	103,246
Total deferred tax assets	317,708	221,807
Less:valuation allowance	(304,161)	(206,471)	¥ (90,979)	¥ (49,183)
Total deferred tax assets	¥ 13,547	¥ 15,336